Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2024
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
CIK	dei_EntityCentralIndexKey	0000822977
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 27, 2025
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2025
Prospectus Date	rr_ProspectusDate	Mar. 30, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Goldman Sachs MLP Energy Infrastructure Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLPAX
Goldman Sachs MLP Energy Infrastructure Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLPCX
Goldman Sachs MLP Energy Infrastructure Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMLPX
Goldman Sachs MLP Energy Infrastructure Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLPIX
Goldman Sachs MLP Energy Infrastructure Fund | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLPRX
Goldman Sachs MLP Energy Infrastructure Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLPSX
Goldman Sachs MLP Energy Infrastructure Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMNPX
Goldman Sachs Energy Infrastructure Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLEAX
Goldman Sachs Energy Infrastructure Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLECX
Goldman Sachs Energy Infrastructure Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLEPX
Goldman Sachs Energy Infrastructure Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLEIX
Goldman Sachs Energy Infrastructure Fund | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLERX
Goldman Sachs Energy Infrastructure Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLESX
Goldman Sachs Energy Infrastructure Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAMPX
Goldman Sachs Clean Energy Income Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCEBX
Goldman Sachs Clean Energy Income Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCEGX
Goldman Sachs Clean Energy Income Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCEDX
Goldman Sachs Clean Energy Income Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCEJX
Goldman Sachs Clean Energy Income Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCEEX
Goldman Sachs Clean Energy Income Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCEPX